FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
11,926,812	FT Vest U.S. Equity Buffer ETF - January (b)	$549,110,425
10,845,985	FT Vest U.S. Equity Buffer ETF - February (b)	550,108,359
12,636,560	FT Vest U.S. Equity Buffer ETF - March (b)	550,195,822
13,341,419	FT Vest U.S. Equity Buffer ETF - April (b)	550,466,948
11,336,524	FT Vest U.S. Equity Buffer ETF - May (b)	549,821,414
10,573,738	FT Vest U.S. Equity Buffer ETF - June (b)	550,044,793
11,086,376	FT Vest U.S. Equity Buffer ETF - July (b)	549,815,514
11,615,625	FT Vest U.S. Equity Buffer ETF - August (b)	548,838,281
11,887,754	FT Vest U.S. Equity Buffer ETF - September (b)	551,426,546
12,754,258	FT Vest U.S. Equity Buffer ETF - October (b)	550,983,946
11,301,344	FT Vest U.S. Equity Buffer ETF - November (b)	548,108,403
12,205,643	FT Vest U.S. Equity Buffer ETF - December (b)	550,187,667
	Total Exchange-Traded Funds	6,599,108,118
	(Cost $5,818,027,233)
MONEY MARKET FUNDS — 0.1%
4,988,720	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	4,988,720
	(Cost $4,988,720)

	Total Investments — 100.0%	6,604,096,838
	(Cost $5,823,015,953)
	Net Other Assets and Liabilities — (0.0)%	(532,092)
	Net Assets — 100.0%	$6,603,564,746

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 6,599,108,118	$ 6,599,108,118	$ —	$ —
Money Market Funds	4,988,720	4,988,720	—	—
Total Investments	$6,604,096,838	$6,604,096,838	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	11,926,812	$424,436,407	$140,591,513	$(32,493,380)	$9,100,251	$7,475,634	$549,110,425	$—
FT Vest U.S. Equity Buffer ETF - February	10,845,985	424,437,339	138,293,110	(38,005,355)	17,975,404	7,407,861	550,108,359	—
FT Vest U.S. Equity Buffer ETF - March	12,636,560	424,701,998	142,995,383	(36,454,262)	11,812,396	7,140,307	550,195,822	—
FT Vest U.S. Equity Buffer ETF - April	13,341,419	424,399,381	146,713,787	(33,675,397)	6,011,928	7,017,249	550,466,948	—
FT Vest U.S. Equity Buffer ETF - May	11,336,524	424,677,486	138,397,961	(39,552,459)	20,052,591	6,245,835	549,821,414	—
FT Vest U.S. Equity Buffer ETF - June	10,573,738	424,498,828	139,162,587	(33,829,849)	12,170,468	8,042,759	550,044,793	—
FT Vest U.S. Equity Buffer ETF - July	11,086,376	424,095,794	138,309,640	(33,641,205)	13,085,114	7,966,171	549,815,514	—
FT Vest U.S. Equity Buffer ETF - August	11,615,625	424,585,071	138,338,802	(35,383,537)	15,377,589	5,920,356	548,838,281	—
FT Vest U.S. Equity Buffer ETF - September	11,887,754	424,046,990	139,527,813	(31,152,653)	12,003,289	7,001,107	551,426,546	—
FT Vest U.S. Equity Buffer ETF - October	12,754,258	423,617,273	146,341,263	(30,698,874)	6,333,135	5,391,149	550,983,946	—
FT Vest U.S. Equity Buffer ETF - November	11,301,344	423,936,684	142,420,606	(33,871,357)	9,671,660	5,950,810	548,108,403	—
FT Vest U.S. Equity Buffer ETF - December	12,205,643	424,637,498	139,909,411	(30,721,788)	9,249,046	7,113,500	550,187,667	—
		$5,092,070,749	$1,691,001,876	$(409,480,116)	$142,842,871	$82,672,738	$6,599,108,118	$—

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
2,752,561	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$107,707,712
2,484,849	FT Vest U.S. Equity Deep Buffer ETF - February (b)	107,743,053
2,785,028	FT Vest U.S. Equity Deep Buffer ETF - March (b)	107,864,134
2,914,608	FT Vest U.S. Equity Deep Buffer ETF - April (b)	107,939,593
2,578,483	FT Vest U.S. Equity Deep Buffer ETF - May (b)	107,961,083
2,461,225	FT Vest U.S. Equity Deep Buffer ETF - June (b)	108,007,413
2,521,297	FT Vest U.S. Equity Deep Buffer ETF - July (b)	107,451,375
2,662,514	FT Vest U.S. Equity Deep Buffer ETF - August (b)	107,219,439
2,627,996	FT Vest U.S. Equity Deep Buffer ETF - September (b)	108,077,387
2,714,997	FT Vest U.S. Equity Deep Buffer ETF - October (b)	107,832,350
2,490,322	FT Vest U.S. Equity Deep Buffer ETF - November (b)	107,949,233
2,660,536	FT Vest U.S. Equity Deep Buffer ETF - December (b)	107,825,405
	Total Exchange-Traded Funds	1,293,578,177
	(Cost $1,145,796,417)
MONEY MARKET FUNDS — 0.1%
1,005,029	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	1,005,029
	(Cost $1,005,029)

	Total Investments — 100.0%	1,294,583,206
	(Cost $1,146,801,446)
	Net Other Assets and Liabilities — (0.0)%	(104,883)
	Net Assets — 100.0%	$1,294,478,323

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 1,293,578,177	$ 1,293,578,177	$ —	$ —
Money Market Funds	1,005,029	1,005,029	—	—
Total Investments	$1,294,583,206	$1,294,583,206	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	2,752,561	$81,570,298	$31,502,674	$(8,394,143)	$1,554,455	$1,474,428	$107,707,712	$—
FT Vest U.S. Equity Deep Buffer ETF - February	2,484,849	81,604,912	31,250,192	(9,654,445)	2,970,027	1,572,367	107,743,053	—
FT Vest U.S. Equity Deep Buffer ETF - March	2,785,028	81,607,049	31,399,485	(9,630,421)	3,022,131	1,465,890	107,864,134	—
FT Vest U.S. Equity Deep Buffer ETF - April	2,914,608	81,543,015	33,052,192	(8,774,207)	666,887	1,451,706	107,939,593	—
FT Vest U.S. Equity Deep Buffer ETF - May	2,578,483	81,484,015	31,005,559	(10,372,930)	4,442,841	1,401,598	107,961,083	—
FT Vest U.S. Equity Deep Buffer ETF - June	2,461,225	81,488,852	31,283,989	(9,065,629)	2,515,557	1,784,644	108,007,413	—
FT Vest U.S. Equity Deep Buffer ETF - July	2,521,297	81,591,086	31,229,509	(9,626,687)	2,483,466	1,774,001	107,451,375	—
FT Vest U.S. Equity Deep Buffer ETF - August	2,662,514	81,496,618	31,124,688	(9,483,353)	2,806,279	1,275,207	107,219,439	—
FT Vest U.S. Equity Deep Buffer ETF - September	2,627,996	81,428,253	31,636,839	(8,475,800)	1,815,613	1,672,482	108,077,387	—
FT Vest U.S. Equity Deep Buffer ETF - October	2,714,997	81,402,534	32,601,280	(8,373,764)	741,412	1,460,888	107,832,350	—
FT Vest U.S. Equity Deep Buffer ETF - November	2,490,322	81,456,904	31,979,677	(8,374,415)	1,299,001	1,588,066	107,949,233	—
FT Vest U.S. Equity Deep Buffer ETF - December	2,660,536	81,479,203	31,571,061	(8,385,483)	1,496,251	1,664,373	107,825,405	—
		$978,152,739	$379,637,145	$(108,611,277)	$25,813,920	$18,585,650	$1,293,578,177	$—

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
7,814,007	FT Vest Nasdaq-100® Buffer ETF - March (b)	$234,498,350
8,307,991	FT Vest Nasdaq-100® Buffer ETF - June (b)	236,860,824
8,307,991	FT Vest Nasdaq-100® Buffer ETF - September (b)	236,187,876
8,409,558	FT Vest Nasdaq-100® Buffer ETF - December (b)	236,436,405
	Total Exchange-Traded Funds	943,983,455
	(Cost $848,605,718)
MONEY MARKET FUNDS — 0.0%
6,157	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	6,157
	(Cost $6,157)

	Total Investments — 100.0%	943,989,612
	(Cost $848,611,875)
	Net Other Assets and Liabilities — (0.0)%	(77,949)
	Net Assets — 100.0%	$943,911,663

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 943,983,455	$ 943,983,455	$ —	$ —
Money Market Funds	6,157	6,157	—	—
Total Investments	$943,989,612	$943,989,612	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest Nasdaq-100® Buffer ETF - March	7,814,007	$177,172,826	$81,268,694	$(36,220,960)	$6,548,613	$5,729,177	$234,498,350	$—
FT Vest Nasdaq-100® Buffer ETF - June	8,307,991	176,640,279	82,905,191	(36,211,036)	7,116,574	6,409,816	236,860,824	—
FT Vest Nasdaq-100® Buffer ETF - September	8,307,991	178,605,255	82,206,502	(39,238,729)	7,446,963	7,167,885	236,187,876	—
FT Vest Nasdaq-100® Buffer ETF - December	8,409,558	177,861,867	81,394,433	(36,064,915)	7,750,699	5,494,321	236,436,405	—
		$710,280,227	$327,774,820	$(147,735,640)	$28,862,849	$24,801,199	$943,983,455	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.